Related Parties (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2001
Disclosure of transactions between related parties [line items]
Percentage of group insurance policy	30.00%
Equity	₪ 1,880	₪ 1,887	₪ 1,677	₪ 1,405	₪ 486
Revenues	3,676	3,708	₪ 3,688
Related parties [Member]
Disclosure of transactions between related parties [line items]
Debentures balance held	17	10
IBC [Member]
Disclosure of transactions between related parties [line items]
Proceeds from sale of independent fiber-optic infrastructure in residential areas		₪ 181
Revenues	₪ 23